SUBSEQUENT EVENT	12 Months Ended
Dec. 31, 2024
SUBSEQUENT EVENT
SUBSEQUENT EVENT
21.	SUBSEQUENT EVENT

The Company has performed an evaluation of subsequent events through the date of issuance of the consolidated financial statements and does not identify any events with material financial impact on the Company’s consolidated financial statements.